Revenue (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 371,973	£ 401,410	[1]
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	98,766	120,029
Banking and Capital Markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52,172	65,262
Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,455	25,348
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	85,767	88,908
Mobility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,815	39,340
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64,998	62,523
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128,278	158,700
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	114,713	135,088
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	93,811	89,430
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 35,171	£ 18,192

[1]
(1)The presentation of the income statement has been changed to no longer separately disclose the net impairment gains/losses on financial assets on the face of the Condensed Consolidated Statements of Comprehensive Income, but include them within Selling, general and administrative expenses.